SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Buildings	$ 27,161,241	$ 28,128,416
Machinery and equipment	5,848,505	7,524,170
Office equipment and furniture	1,042,408	1,296,201
Automobiles	837,276	754,764
Leasehold improvements	44,384,670	41,095,980
Construction-in-progress (“CIP”)		597,594
Total	79,274,100	79,397,125
Less: Accumulated depreciation	(10,530,744)	(9,214,249)
Impairment of fixed assets	(295,744)	(306,837)
Property, plant and equipment, net	$ 68,447,612	$ 69,876,039